CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Current assets
Cash	$ 24,600	$ 47,555
Short-term investments	50,128	380
Accounts receivable	14,747	16,541
Loan receivable	2,229	909
Biological assets	5,394	20,652
Inventories	66,365	93,144
Prepaid expenses and deposits	6,741	17,100
Total current assets	170,204	196,281
Restricted investment	8,032	0
Loan receivable	0	0
Property, plant and equipment	247,420	218,470
Intangible assets	1,772	2,074
Deferred charges	698	592
Investments in associates	7,001	11,108
Total assets	435,127	428,525
Current liabilities
Accounts payable and accrued liabilities	17,486	40,355
Current portion of long term debt	11,595	3,509
Total current liabilities	29,081	43,864
Long-term debt	103,671	46,067
Other liabilities	2,848	1,117
Deferred tax liability	0	10,471
Total liabilities	135,600	101,519
SHAREHOLDERS' EQUITY
Share capital	420,673	318,125
Equity reserves	23,744	17,707
Accumulated other comprehensive income (loss)	50	(43)
Accumulated deficit	(144,940)	(8,783)
Total equity	299,527	327,006
Total equity and liabilities	$ 435,127	$ 428,525